Segment information (Tables)	3 Months Ended
Jun. 30, 2012
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	2Q12	1Q12	2Q11	6M12	6M11

Net revenues (CHF million)

Private Banking	2,704	2,604	2,754	5,308	5,592

Investment Banking	2,909	4,159	2,817	7,068	7,904

Asset Management	550	681	654	1,231	1,274

Corporate Center	78	(1,566)	101	(1,488)	(631)

Noncontrolling interests without SEI	34	169	566	203	909

Net revenues	6,275	6,047	6,892	12,322	15,048

Income/(loss) before taxes (CHF million)

Private Banking	775	606	835	1,381	1,668

Investment Banking	383	998	208	1,381	1,691

Asset Management	133	254	210	387	393

Corporate Center	(180)	(1,818)	(167)	(1,998)	(1,041)

Noncontrolling interests without SEI	20	158	554	178	895

Income before taxes	1,131	198	1,640	1,329	3,606

Total assets
end of	2Q12	1Q12	4Q11	2Q11

Total assets (CHF million)

Private Banking	366,609	351,064	347,476	332,474

Investment Banking	796,613	762,648	811,689	747,901

Asset Management	23,647	22,549	23,203	21,976

Corporate Center [1]	(148,006)	(140,839)	(137,952)	(131,720)

Noncontrolling interests without SEI	4,592	4,598	4,749	6,292

Total assets	1,043,455	1,000,020	1,049,165	976,923

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.